Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.4%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	11,961	$ 13,500
Transamerica Strategic Income (C)	4,313,113	37,308,432
		37,321,932
International Equity Funds - 18.8%
Transamerica BlackRock Real Estate Securities VP (C)	6,780,205	66,174,799
Transamerica Emerging Markets Equity (C)	1,800,785	15,198,621
Transamerica International Equity (C)	8,094,062	180,254,758
Transamerica International Focus (C)	29,230,265	188,827,513
Transamerica International Small Cap Value (C)	8,885,165	134,432,548
		584,888,239
International Mixed Allocation Fund - 11.1%
Transamerica Aegon Bond VP (C)	35,688,444	346,177,909
U.S. Equity Funds - 49.4%
Transamerica Janus Mid-Cap Growth VP (C)	577,401	18,176,569
Transamerica JPMorgan Enhanced Index VP (C)	34,277,825	932,356,832
Transamerica Large Cap Value (C)	14,744,118	215,559,013
Transamerica Mid Cap Growth (C)	1,952,089	18,212,994
Transamerica Mid Cap Value Opportunities (C)	1,715,474	18,612,891
Transamerica Small Cap Value (C)	1,948,342	8,748,057
Transamerica T. Rowe Price Small Cap VP (C)	742,876	8,461,363
Transamerica WMC US Growth VP (C)	8,519,817	319,322,726
		1,539,450,445
U.S. Fixed Income Funds - 17.9%
Transamerica Core Bond (C)	3,935,196	33,763,980
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (C)	4,063,876	$ 36,290,408
Transamerica High Yield Bond (C)	38,157,993	307,553,423
Transamerica Long Credit (C)	19,026,842	178,091,244
		555,699,055
Total Investment Companies (Cost $2,921,670,789)		3,063,537,580

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes
4.25%, 01/31/2026 (E)	$ 42,982,500	43,025,482
Total U.S. Government Obligation (Cost $42,980,113)		43,025,482
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.80% (F), dated 03/31/2025, to be repurchased at $13,377,751 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $13,644,700.	13,377,083	13,377,083
Total Repurchase Agreement (Cost $13,377,083)		13,377,083
Total Investments (Cost $2,978,027,985)		3,119,940,145
Net Other Assets (Liabilities) - (0.2)%		(6,446,999)
Net Assets - 100.0%		$ 3,113,493,146
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	1,840	06/30/2025	$198,237,196	$199,007,500	$770,304	$—
10-Year U.S. Treasury Notes	91	06/18/2025	10,081,285	10,120,906	39,621	—
CAD Currency	279	06/17/2025	19,341,719	19,482,570	140,851	—
E-Mini Russell 2000® Index	471	06/20/2025	49,124,693	47,738,205	—	(1,386,488)
Euro-BTP Italy Government Bonds	2,118	06/06/2025	273,548,827	269,143,448	—	(4,405,379)
Hong Kong Hang Seng Index	383	04/29/2025	58,061,521	57,001,240	—	(1,060,281)
JPY Currency	896	06/16/2025	76,709,609	75,252,800	—	(1,456,809)
MSCI EAFE Index	203	06/20/2025	25,393,310	24,525,445	—	(867,865)
MSCI Emerging Markets Index	4,446	06/20/2025	255,729,785	246,930,840	—	(8,798,945)
S&P Midcap 400® E-Mini Index	227	06/20/2025	67,632,864	66,706,220	—	(926,644)
S&P/TSX 60 Index	93	06/19/2025	19,230,895	19,356,770	125,875	—
TOPIX Index	450	06/12/2025	78,336,145	79,865,324	1,529,179	—
Total					$2,605,830	$(18,902,411)
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(238)	06/18/2025	$(26,843,297)	$(27,161,750)	$—	$(318,453)
30-Year U.S. Treasury Bonds	(444)	06/18/2025	(51,400,077)	(52,072,875)	—	(672,798)
CHF Currency	(314)	06/16/2025	(45,143,171)	(44,772,475)	370,696	—
EUR Currency	(94)	06/16/2025	(12,886,634)	(12,762,850)	123,784	—
EURO STOXX 50® Index	(431)	06/20/2025	(25,363,746)	(24,182,824)	1,180,922	—
S&P 500® E-Mini Index	(391)	06/20/2025	(111,929,062)	(110,521,037)	1,408,025	—
S&P/ASX 200 Index	(122)	06/19/2025	(15,082,309)	(15,011,928)	70,381	—
Total					$3,153,808	$(991,251)
Total Futures Contracts					$5,759,638	$(19,893,662)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,063,524,080	$—	$—	$3,063,524,080
U.S. Government Obligation	—	43,025,482	—	43,025,482
Repurchase Agreement	—	13,377,083	—	13,377,083
Total	$3,063,524,080	$56,402,565	$—	$3,119,926,645
Investment Companies Measured at Net Asset Value (B)				13,500
Total Investments				$3,119,940,145
Other Financial Instruments
Futures Contracts (H)	$5,759,638	$—	$—	$5,759,638
Total Other Financial Instruments	$5,759,638	$—	$—	$5,759,638
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(19,893,662)	$—	$—	$(19,893,662)
Total Other Financial Instruments	$(19,893,662)	$—	$—	$(19,893,662)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$396,319,820	$—	$(58,854,518)	$249,404	$8,463,203	$346,177,909	35,688,444	$—	$—
Transamerica BlackRock Real Estate Securities VP	65,361,175	—	—	—	813,624	66,174,799	6,780,205	—	—
Transamerica Core Bond	32,977,535	357,391	—	—	429,054	33,763,980	3,935,196	357,391	—
Transamerica Emerging Markets Equity	14,280,221	—	—	—	918,400	15,198,621	1,800,785	—	—
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2025	Shares as of March 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Floating Rate	$36,101,881	$672,972	$—	$—	$(484,445)	$36,290,408	4,063,876	$672,972	$—
Transamerica Global Allocation Liquidating Trust	13,500	—	—	—	—	13,500	11,961	—	—
Transamerica High Yield Bond	313,102,880	5,503,531	(6,490,225)	189,958	(4,752,721)	307,553,423	38,157,993	5,503,531	—
Transamerica International Equity	164,309,456	—	—	—	15,945,302	180,254,758	8,094,062	—	—
Transamerica International Focus	189,412,118	—	—	—	(584,605)	188,827,513	29,230,265	—	—
Transamerica International Small Cap Value	125,014,273	—	—	—	9,418,275	134,432,548	8,885,165	—	—
Transamerica Janus Mid- Cap Growth VP	18,990,704	—	—	—	(814,135)	18,176,569	577,401	—	—
Transamerica JPMorgan Enhanced Index VP	979,317,452	—	—	—	(46,960,620)	932,356,832	34,277,825	—	—
Transamerica Large Cap Value	220,566,958	630,671	(8,112,782)	2,933,020	(458,854)	215,559,013	14,744,118	630,671	—
Transamerica Long Credit	174,314,626	2,280,850	—	—	1,495,768	178,091,244	19,026,842	2,280,850	—
Transamerica Mid Cap Growth	19,872,270	—	—	—	(1,659,276)	18,212,994	1,952,089	—	—
Transamerica Mid Cap Value Opportunities	18,218,332	—	—	—	394,559	18,612,891	1,715,474	—	—
Transamerica Small Cap Value	9,624,811	—	—	—	(876,754)	8,748,057	1,948,342	—	—
Transamerica Strategic Income	36,736,010	935,271	—	—	(362,849)	37,308,432	4,313,113	531,655	—
Transamerica T. Rowe Price Small Cap VP	9,211,668	—	—	—	(750,305)	8,461,363	742,876	—	—
Transamerica WMC US Growth VP	366,927,728	—	(8,112,782)	1,195,997	(40,688,217)	319,322,726	8,519,817	—	—
Total	$3,190,673,418	$10,380,686	$(81,570,307)	$4,568,379	$(60,514,596)	$3,063,537,580	224,465,849	$9,977,070	$—

(D)	Restricted security. At March 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$13,500	0.0%(I)

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $40,370,831.
(F)	Rate disclosed reflects the yield at March 31, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ASX	Australian Securities Exchange
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
EAFE	Europe, Australasia and Far East
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S) (continued):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Asset Allocation - Moderate Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
Transamerica Series Trust

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust